Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation as of June 30, 2020 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early redelivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

Period	June 30, 2020
Not later than one year	191,449
Later than one year and not later than two years	131,991
Later than two years and not later than three years	123,204
Later than three years and not later than four years	82,110
Later than four years and not later than five years	50,659
Later than five years	40,117
Total	619,530

In September 2017 and July 2018, GasLog LNG Services entered into maintenance agreements with Wartsila Greece S.A. in respect of eight of the Partnership’s LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

In March 2019, GasLog LNG Services entered into an agreement with Samsung Heavy Industries Co., Ltd. ("Samsung") in respect of eleven of the Partnership's LNG carriers. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of June 30, 2020, ballast water management systems had been installed on three out of the eleven vessels.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.